Financial risk management - Offsetting derivatives (Details) - Credit risk - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Net financial assets subject to offsetting set off in statement of financial position
Gross amounts of financial assets set off in the statement of financial position	€ 131	€ 197
Net amount of financial assets presented in the statement of financial position	131	197
Net financial assets subject to offsetting not set off in statement of financial position
Financial instruments assets	104	135
Cash collateral received	15	38
Net amount not set off in statement of financial position	12	24
Net financial liabilities subject to offsetting set off in statement of financial position
Gross amounts of financial liabilities set off in the statement of financial position	(178)	(268)
Net amount of financial liabilities presented in the statement of financial position	(178)	(268)
Net financial liabilities subject to offsetting not set off in statement of financial position
Financial instruments liabilities	(103)	(145)
Cash collateral pledged	(72)	(100)
Net amount not set off in statement of financial position	(3)	(23)
Net financial asset (liabilities) subject to offsetting set off in statement of financial position
Net gross amounts of financial assets (liabilities) set off in the statement of financial position	(47)	(71)
Total net gross amounts of financial assets (liabilities) set off in the statement of financial position	(47)	(71)
Net financial assets (liabilities) subject to offsetting not set off in statement of financial position
Net financial instruments assets (liabilities)	1	(10)
Net cash collateral received (pledged)	(57)	(62)
Total net amount not set off in statement of financial position	€ 9	€ 1